Share-based payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-based payments
Amount of outstanding shares and weighted average grant date fair value

Active share-based payment plans by instrument

	Performance shares		Restricted shares
	Number of	Weighted average grant	Number of	Weighted average grant
	performance	date fair value	restricted	date fair value
	shares outstanding at target	EUR(1)	shares outstanding	EUR(1)
1 January 2020	91 225 523		3 275 175
Granted	38 753 394	2.63	3 830 700	3.06
Forfeited	(4 752 172)		(1 100 107)
Vested(2)	(25 754 552)		(1 478 175)
31 December 2020	99 472 193		4 527 593
Granted	17 749 650	5.11	25 046 200	5.05
Forfeited	(5 783 031)		(783 950)
Vested(2)	(31 611 804)		(2 026 150)
31 December 2021	79 827 008		26 763 693
Granted	12 661 300	3.49	32 238 100	4.15
Forfeited	(2 450 396)		(1 695 734)
Vested(2)	(26 290 064)		(2 778 431)
31 December 2022	63 747 848		54 527 628

(1)   The fair value for the 2019 performance shares and all restricted shares are estimated based on the grant date market price of the Nokia share less the present value of dividends expected to be paid during the vesting period. The fair value for the 2020, 2021 and 2022 performance shares is estimated based on the dividend-adjusted price of the Nokia share at the end of the performance period of the plan and the target payout levels.

(2)   Vested performance shares at target are multiplied by the confirmed payout (% of target) to calculate the total number of Nokia shares settlement.

Performance plan information

Global performance share plans at 31 December 2022:

	Performance shares	Confirmed payout	Performance	Settlement
Plan	outstanding at target	(% of target)	period	year
2019	–	53	2019-2021	2022
2020	34 192 094	–	2020-2023	2023
2021	16 957 154	–	2021-2023	2024
2022	12 598 600	–	2022-2024	2025